Deferred income tax assets and liabilities (Movements in deferred income tax liabilities without taking into consideration offsetting) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred income tax assets and liabilities [line items]
At end of prior year	¥ (5,871,166)	¥ (3,431,347)
Adjustment on initial application of IFRS 9		(106,649)	¥ 0
Beginning of the year		(5,977,815)
Business combination (Note 41)	(98,618)	(3,456,443)
Disposal of subsidiaries		95,891
Credited to profit or loss	590,763	599,725
Credited /(charged) to other comprehensive income	23,916	342,739
Currency translation differences	(25,151)	(21,731)
End of the year	(5,486,905)	(5,871,166)
Hedging reserve [member]
Disclosure of deferred income tax assets and liabilities [line items]
At end of prior year	(24,261)	(18,399)
Adjustment on initial application of IFRS 9		0
Beginning of the year		(24,261)
Business combination (Note 41)	0	0
Disposal of subsidiaries		0
Credited to profit or loss	0	0
Credited /(charged) to other comprehensive income	24,261	(5,558)
Currency translation differences	0	(304)
End of the year	0	(24,261)
Fair value gains [member]
Disclosure of deferred income tax assets and liabilities [line items]
At end of prior year	(1,976)	(348,537)
Adjustment on initial application of IFRS 9		(106,649)
Beginning of the year		(108,625)
Business combination (Note 41)	0	(1,736)
Disposal of subsidiaries		0
Credited to profit or loss	0	0
Credited /(charged) to other comprehensive income	(345)	348,297
Currency translation differences	0	0
End of the year	(108,970)	(1,976)
Amortization of land use rights [member]
Disclosure of deferred income tax assets and liabilities [line items]
At end of prior year	(1,010,606)	(891,155)
Adjustment on initial application of IFRS 9		0
Beginning of the year		(1,010,606)
Business combination (Note 41)	0	(148,129)
Disposal of subsidiaries		1,761
Credited to profit or loss	28,760	27,457
Credited /(charged) to other comprehensive income	0	0
Currency translation differences	(599)	(540)
End of the year	(982,445)	(1,010,606)
Depreciation [member]
Disclosure of deferred income tax assets and liabilities [line items]
At end of prior year	(3,820,274)	(1,149,054)
Adjustment on initial application of IFRS 9		0
Beginning of the year		(3,820,274)
Business combination (Note 41)	(98,618)	(3,209,672)
Disposal of subsidiaries		22,162
Credited to profit or loss	518,843	525,780
Credited /(charged) to other comprehensive income	0	0
Currency translation differences	(7,769)	(9,490)
End of the year	(3,407,818)	(3,820,274)
Power generation license [member]
Disclosure of deferred income tax assets and liabilities [line items]
At end of prior year	(665,760)	(654,363)
Adjustment on initial application of IFRS 9		0
Beginning of the year		(665,760)
Business combination (Note 41)	0	0
Disposal of subsidiaries		0
Credited to profit or loss	0	0
Credited /(charged) to other comprehensive income	0	0
Currency translation differences	(16,783)	(11,397)
End of the year	(682,543)	(665,760)
Mining rights [member]
Disclosure of deferred income tax assets and liabilities [line items]
At end of prior year	(129,383)	(129,383)
Adjustment on initial application of IFRS 9		0
Beginning of the year		(129,383)
Business combination (Note 41)	0	0
Disposal of subsidiaries		0
Credited to profit or loss	0	0
Credited /(charged) to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	(129,383)	(129,383)
Territorial water use right [member]
Disclosure of deferred income tax assets and liabilities [line items]
At end of prior year	(2,409)	(72,432)
Adjustment on initial application of IFRS 9		0
Beginning of the year		(2,409)
Business combination (Note 41)	0	0
Disposal of subsidiaries		68,696
Credited to profit or loss	0	1,327
Credited /(charged) to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	(2,409)	(2,409)
Others [member]
Disclosure of deferred income tax assets and liabilities [line items]
At end of prior year	(216,497)	(168,024)
Adjustment on initial application of IFRS 9		0
Beginning of the year		(216,497)
Business combination (Note 41)	0	(96,906)
Disposal of subsidiaries		3,272
Credited to profit or loss	43,160	45,161
Credited /(charged) to other comprehensive income	0	0
Currency translation differences	0	0
End of the year	¥ (173,337)	¥ (216,497)